Nature of business and summary of significant accounting policies: (Policies)	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of consolidation:

The accompanying consolidated financial statements include the accounts of Rock Creek Pharmaceuticals and its wholly owned subsidiaries, RCP Development and Star Tobacco. All intercompany accounts and transactions have been eliminated.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and cash equivalents:

For purposes of the statements of cash flows, the Company classifies all highly liquid investments with an original maturity of three months or less as cash equivalents.

The Federal Deposit Insurance Corporation insures up to $250,000 for substantially all interest bearing depository accounts. During 2014 and 2013 the Company had amounts on deposit which exceed these insured limits and as of December 31, 2014 and 2013, had $0.1 million and $3.4 million, respectively, which exceeded these insured limits

Inventory, Policy [Policy Text Block]
Inventories:

Inventory is valued at the lower of cost or market. Cost is determined on the first-in, first-out (FIFO) method.  The Company accounts for freight, handling and wasted materials costs as current period charges. The Company outsourced the production and storage of all of its dietary supplement and cosmetic products. The cost charged by the outsourced vendors was included in inventory costs..

As of the reporting date, all inventories have been reclassified to Discontinued Operations on the Consolidated Balance Sheets or Consolidated Statements of Operations as applicable. See Note 6.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and equipment:

Property and equipment are recorded at cost. Depreciation is determined using the straight-line method over the estimated useful lives of three to seven years for office equipment and machinery and equipment and improvements. Leasehold improvements are recorded at cost. Amortization is determined using the straight line method over the initial term of the lease, including periods of extension. Assets held for sale are the equipment that was idled as a result of exiting the dissolvable smokeless tobacco business. The Company sold these assets in 2014.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]
Intangible assets:

Intangible assets consist primarily of licensing costs, patents and trademarks and packaging design costs. Intangibles are amortized using the straight-line method over a period of seventeen years for patents and licensing costs and five years for packaging design costs (the assets’ estimated lives). Substantially all trademarks owned by the Company have indefinite lives and, as such, the cost of trademarks are not amortized, but are evaluated annually for impairment.

Master Settlement Agreement, Policy [Policy Text Block]
The Master Settlement Agreement (“MSA” or Master Settlement Agreement”) escrow fund:

Cash deposits to which the Company has not transferred its ownership rights and which are restricted pursuant to the MSA have been reflected as a non-current asset in the Company’s consolidated financial statements. Amounts deposited into MSA escrow accounts are required to be held in escrow for 25 years. (See note 17 for contingency discussion.)

Income Tax, Policy [Policy Text Block]
Income taxes:

Deferred income tax assets and liabilities are computed annually for differences between the financial statement and federal income tax bases of assets and liabilities that will result in taxable or deductible amounts in the future, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.  As of the date of this Report, the Company’s income tax returns for the years 2013, 2012, and 2011 are open to examination by the relevant taxing authority.  Management has evaluated all other tax positions that could have a significant effect on the financial statements and determined the Company had no uncertain tax positions at December 31, 2014 and 2013.

Compensation Related Costs, Policy [Policy Text Block]	Employee stock-based compensation: The Company uses a fair-value based method to determine compensation for all arrangements under which employees and others receive shares of stock.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of long-lived assets:

The Company reviews the carrying value of its amortizing long-lived assets whenever events or changes in circumstances indicate that the historical cost-carrying value of an asset may no longer be appropriate.

The Company assesses recoverability of the asset by estimating the future undiscounted net cash flows expected to result from the asset, including eventual disposition. If the estimated future undiscounted net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset’s carrying value and its fair value. Non-amortizing intangibles (trademarks) are reviewed annually for impairment.

Earnings Per Share, Policy [Policy Text Block]
Loss per common share:

Basic loss per common share is computed using the weighted-average number of common shares outstanding.

Diluted loss per share is computed assuming conversion of all potentially dilutive stock options and warrants. Potential common shares outstanding are excluded from the computation if their effect is anti-dilutive (See Note 13).

Discontinued Operations, Policy [Policy Text Block]
Discontinued operations:

Dissolvable Tobacco:

Since the 1990’s, the Company has sought to develop processes that significantly prevent the formation of one of the most abundant and significant groups of carcinogens, tobacco specific nitrosamines, or TSNAs, found in tobacco and tobacco smoke. The Company utilized this technology in producing low-TSNA tobacco and related low-TSNA dissolvable smokeless tobacco products as less harmful alternatives to cigarettes and traditional smokeless tobacco products and as a platform to provide a base of financial support for its intellectual property, licensing and development initiatives.

On December 14, 2012, the Company’s Board of Directors voted unanimously to discontinue the manufacturing, distribution and sale of the Company’s dissolvable smokeless tobacco products, Ariva ® and Stonewall Hard Snuff ® as of December 31, 2012.

Dietary Supplements:

Our dietary supplement business previously focused on utilizing certain alkaloids found in the Solanacea family of plants (which includes potatoes, tomatoes, and eggplants) initially to oppose the desire to smoke or use other traditional tobacco products. More recently, we concentrated on the anti-inflammatory aspects of one of those alkaloids, anatabine. Prior to August 2014, we manufactured and sold two nutraceutical dietary supplements: Anatabloc ®, for anti-inflammatory support, and CigRx ®, for assistance in fighting the urge to smoke cigarettes. We also engaged in the development of a cosmetic line of products that utilizes our anatabine compound to improve the appearance of the skin.

We manufactured and sold a nutraceutical, dietary supplement Anatabloc® as well as an unflavored version of Anatabloc ®. Our Anatabloc ® product, which was intended to provide anti-inflammatory support, was being sold through our interactive website, a customer service center and on a consignment basis through GNC, a retailer of dietary supplements.

We discontinued the marketing and sale of all of these products in August 2014 pending further review of this business, and in September 2014, our Board of Directors decided to permanently exit this business in the U.S..

Revenue Recognition, Policy [Policy Text Block]
Revenue recognition:

All revenues have been reclassified as part of Discontinued Operations in the Consolidated Statements of Operations as applicable.

Revenue for the Company’s dietary supplements and cosmetic products that were shipped to its direct buying consumers was recognized upon delivery of the product to the consumer. The dietary supplement products were shipped once the Company had received confirmation of a valid credit card charge, which is the only payment option offered to consumers of the dietary supplements and cosmetic products purchasing through the Company’s web store.

Under certain retail agreements we have agreed to “pay on scan” terms of sale for its dietary supplement products. The “pay on scan” terms do not constitute a sale of the product until the product is sold to a consumer. Under these agreements, revenue was recognized by us at the time the consumer purchased the product from the consignee. The Company used weekly reports from the consignee to derive the revenue recorded. The sales of products through these outlets are also subject to the same promotional and return credits discussed in the next paragraph. All of the Company’s products sold on a “pay-on-scan” basis, whether in a warehouse or retail location, is considered consignment inventory and accordingly we retain all risk of loss until sale.

The Company recorded consumer incentives and trade promotion activities as a reduction of revenues based on amounts estimated as being due to customers and consumers at the end of a period. The estimates were based principally on historical utilization and redemption rates of the Company’s products. Such programs include discounts, coupons, rebates, slotting fees, in-store display incentives and volume-based incentives.

Cost of Sales, Policy [Policy Text Block]
Cost of goods sold

All Cost of Goods Sold have been reclassified as part of Discontinued Operations in the Consolidated Statements of Operations as applicable.

Cost of Goods Sold consisted of the direct and indirect costs to produce and distribute the Company’s products. Inventory related costs included materials, inbound freight, production costs, inventory obsolescence and shrinkage. In addition to the aforementioned, the costs for the Company’s dietary supplement products (Anatabloc® and CigRx®) and cosmetic products (Anatabloc ® Facial Crème, Anatabloc® Serum and Anatabloc® Cleanser) included fulfillment partner fees, credit card processing fees, and costs of consumer support.

Shipping and Handling Cost, Policy [Policy Text Block]
Shipping costs:

All shipping costs have been included in Cost of Goods Sold and reclassified as part of Discontinued Operations in the Consolidated Statements of Operations as applicable.

The Company’s dietary supplement products and cosmetic products were offered to direct buying consumers and were sold on consignment at certain retail locations. All shipping costs were paid for by the Company; however, the Company offered some premium shipping in the United States and charged its customers additional fees. International customers were charged a shipping fee, which was included in the sales price. All shipping costs were included in the cost of goods sold.

Sales Incentive Estimates [Policy Text Block]
Sales incentives estimates:

All sales incentives estimates have been reclassified to Discontinued Operations on the Consolidated Statements of Operations as applicable.

We record consumer incentives and trade promotion activities as a reduction of revenues based on amounts estimated as being due to customers and consumers at the end of a period. The estimates are based principally on historical utilization and redemption rates of our products. To the extent that redemption rates exceed our estimates, this would increase our liability related to outstanding coupons in the period the estimate is revised.

Advertising Costs, Policy [Policy Text Block]
Advertising costs:

All advertising costs were included in marketing and sales expenses, and reclassified as part of Discontinued Operations in the Consolidated Statements of Operations as applicable.

Advertising costs are expensed as incurred and are included in marketing and sales expenses. The Company ceased all advertising as of December 31, 2013 due to the FDA Warning letter (see note 17 Commitments, contingencies and other matters for detail discussion of the FDA Warning letter). Advertising costs for the years 2014 and 2013 were $0.1 million, and $3.8 million, respectively.

Use of Estimates, Policy [Policy Text Block]
Use of estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Research and Development Expense, Policy [Policy Text Block]	Research and development: Research and development costs are expensed as incurred.

Research and Development Royalty Policy [Policy Text Block]
Research and development royalty contracts:

All royalties on Anatabloc® product sales have been reclassified to Discontinued Operations in the Consolidated Statements of Operations as applicable.

The Company entered into a contract under which royalty payments are due based on Anatabloc® product sales. The contract requires the other party to the contract to perform research and development services at a minimum investment level before royalties are payable. The royalty is a percentage of gross sales and recorded at the contracted rate, however the royalty is subject to adjustment annually based on the other party performing research and development services at a required minimum level. Changes in the estimated royalty to be paid are treated as changes in estimates and are recognized in the period of change.

Commitments and Contingencies, Policy [Policy Text Block]
Commitment and contingency accounting:

The Company evaluates each commitment and/or contingency in accordance with the accounting standards which state that if the item is probable to become a direct liability then the Company will record the liability in the financial statements. If not, it will disclose any material commitments or contingencies that may arise.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting and Reporting Pronouncements:

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board, or FASB, or other standard setting bodies that may have an impact on the Company’s accounting and reporting.

In April 2014, the FASB issued ASU 2014-08, ”Presentation of Financial Statements and Property, Plant and Equipment: Reporting Discontinued Operations and Disclosures of Disposals of Components of and Entity” ("ASU 2014-08"). ASU 2014-08 is effective for the first interim or annual period beginning on or after December 15, 2014 with early adoption permitted. ASU 2014-08 amends ASC Topic 205, Presentation of Financial Statements, and ASC Topic 360, Property, Plant and Equipment, to improve the usefulness of results in the financial statements to users. The initial application of the standard is not expected to significantly impact the Company.

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606).” ASU No. 2014-09 provides comprehensive guidance on the recognition of revenue from customers arising from the transfer of goods and services. The ASU also provides guidance on accounting for certain contract costs, and requires new disclosures. ASU No. 2014-09 is effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early adoption is not permitted. The initial application of the standard is not expected to significantly impact the Company.

The Company believes that all recently issued accounting pronouncements and other authoritative guidance for which the effective date is in the future either will not have an impact on its accounting or reporting or that such impact will not be material to its financial position, results of operations, and cash flows when implemented.